Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019	May 31, 2018
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, Cost	$ 2,486,118
Accumulated Amortization	239,895	$ 85,677
Intangible assets, Net Carrying Value	$ 2,246,223	$ 1,528,441
Non-Competes [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years	4 years 6 months
Finite lived intangible assets, Cost	$ 1,023,118	$ 1,023,118
Accumulated Amortization	238,728	85,260
Intangible assets, Net Carrying Value	$ 784,390	$ 937,858
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life, description	Indefinite	Indefinite
Finite lived intangible assets, Cost	$ 866,000
Accumulated Amortization
Intangible assets, Net Carrying Value	$ 866,000	$ 588,000
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years
Finite lived intangible assets, Cost	$ 594,000
Accumulated Amortization
Intangible assets, Net Carrying Value	$ 594,000
Internet Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	2 years 6 months
Finite lived intangible assets, Cost	$ 3,000	$ 3,000
Accumulated Amortization	1,167	417
Intangible assets, Net Carrying Value	$ 1,833	$ 2,583